Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax expense	$ 549,008	$ 243,620	$ 568
Deferred income tax expense	(274,609)	11,950	33,739
Total provision for income taxes	$ 274,399	$ 255,570	$ 34,307